Cover	Jun. 03, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 03, 2024
Entity Registrant Name	CARVANA CO.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38073
Entity Tax Identification Number	81-4549921
Entity Address, Address Line One	300 E. Rio Salado Parkway
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	(602)
Local Phone Number	922-9866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001690820
Amendment Flag	false
Entity Listings [Line Items]
Current Fiscal Year End Date	--12-31
Common Class A
Cover [Abstract]
Title of 12(b) Security	Class A Common Stock, Par Value $0.001 Per Share
Trading Symbol	CVNA
Security Exchange Name	NYSE
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, Par Value $0.001 Per Share
Trading Symbol	CVNA
Security Exchange Name	NYSE
Preferred Stock
Cover [Abstract]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE